Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	BRAGG CAPITAL TRUST
Entity Central Index Key	0001170611
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 17, 2023
Document Effective Date	Mar. 17, 2023
Prospectus Date	Sep. 28, 2022
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	QRSVX
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus:
Trading Symbol	QRSAX
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QRSIX